UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31

Date of reporting period:	5/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.9%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.8%
Alabama Public School and College
Authority (Capital Improvement)	5.50	7/1/19	29,250,000	30,390,457
Courtland Industrial Development
Board, EIR (International
Paper Company Project)	6.25	8/1/25	8,000,000	7,970,000
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	15,000,000	14,245,800
Alaska--1.0%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; FSA)	6.00	7/1/17	5,730,000	6,662,042
Alaska International Airports
System, Revenue (Insured;
AMBAC)	5.75	10/1/12	4,500,000 a	4,992,660
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/15	6,135,000	7,352,368
Arizona--1.9%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.85	3/1/28	7,750,000	7,455,422
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.88	3/1/33	28,570,000	27,623,762
California--12.4%
California,
GO (Various Purpose)	5.50	4/1/14	4,205,000 a	4,743,408
California,
GO (Various Purpose)	5.50	4/1/14	9,545,000 a	10,767,142
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco Funding
Corporation)	6.25	6/1/37	6,100,000	6,011,672
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000	7,498,080
California Department of Water
Resources, Power Supply Revenue	5.13	5/1/12	20,500,000 a	22,399,325
California Department of Water
Resources, Water System

Revenue (Central Valley
Project)	5.50	12/1/11	1,280,000 a	1,400,410
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/11	60,000 a	65,644
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/16	6,330,000	6,833,678
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	17,350,000	18,256,884
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	15,085,000	14,687,963
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	10,000,000	9,993,200
California Housing Finance Agency,
Home Mortgage Revenue	4.80	8/1/37	5,000,000	4,483,350
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State
Hospital)	5.13	6/1/29	10,000,000	10,095,100
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	9,750,000	10,630,522
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.38	12/1/37	10,325,000	9,905,289
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/42	60,655,000 b	8,947,826
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000	12,123,415
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,000,000 b	11,635,350
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	28,495,000 a	31,107,422
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC)	5.50	6/1/13	10,000,000 a	10,916,800
Golden State Tobacco
Securitization Corporation,

Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	17,575,000	15,338,405
San Mateo County Community College
District, GO (Insured; MBIA)	0.00	9/1/25	10,000,000 b	4,163,400
Colorado--.4%
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	9,050,000	8,222,287
Delaware--.3%
Delaware Economic Development
Authority, Water Revenue
(United Water Delaware
Project) (Insured; AMBAC)	6.20	6/1/25	5,000,000	5,063,750
District of Columbia--1.0%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.50	5/15/33	7,920,000	7,712,971
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	184,975,000 b	10,872,830
Florida--4.9%
Florida Department of
Environmental Protection,
Revenue (Insured; FGIC)	5.75	7/1/13	10,270,000	10,891,335
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.10	7/1/31	9,545,000	9,181,431
Florida State Board of Education,
Public Education Capital Outlay	5.50	6/1/16	12,000,000	12,939,480
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	9,000,000	8,888,400
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000	10,327,163
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	12/1/12	2,090,000 a	2,339,922
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000	18,826,639
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000	10,186,904
Tampa Bay Water,
Utility System Improvement
Revenue (Insured; FGIC)	5.25	10/1/19	2,575,000	2,702,772
Tampa Bay Water, A Regional Water
Supply Authority, Utility

System Revenue	5.00	10/1/38	6,000,000 c	6,155,520
Georgia--4.8%
Atlanta Development Authority,
Student Housing Revenue
(ADA/CAU Partners, Inc.
Project at Clark Atlanta
University) (Insured; ACA)	6.25	7/1/14	4,575,000	4,617,227
Augusta,
Water and Sewerage Revenue
(Insured; FSA)	5.25	10/1/39	15,125,000	15,828,312
Chatham County Hospital Authority,
Improvement Revenue (Memorial
Health University)	5.75	1/1/29	3,600,000	3,330,216
Fulton County Facilities
Corporation, COP (Fulton
County Public Purpose Project)
(Insured; AMBAC)	5.50	11/1/18	11,630,000	12,289,770
Georgia	5.80	11/1/09	19,580,000 a	20,966,068
Georgia	5.80	11/1/09	20,000,000 a	21,415,800
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.63	9/1/14	5,100,000 a	5,806,605
Private Colleges and Universities
Authority, Revenue (Mercer
University Project)	5.75	10/1/11	6,000,000 a	6,666,060
Hawaii--.8%
Hawaii
(Insured; FSA)	5.80	9/1/09	14,000,000 a	14,766,500
Idaho--.9%
Idaho Housing Agency,
MFHR	6.70	7/1/24	8,195,000	8,202,294
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	8,625,000	8,679,079
Illinois--4.7%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	15,000,000	15,907,650
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FGIC)	5.25	1/1/23	21,370,000	21,906,173
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FSA)	5.75	1/1/24	7,465,000	7,741,951
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; MBIA)	5.25	1/1/27	1,000,000	1,002,350
Chicago O'Hare International
Airport, Special Facility

Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	12,000,000	6,529,920
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital)	5.50	8/15/14	22,310,000 a	25,103,881
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	10,000,000 a	10,870,200
Indiana--.6%
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC)	5.75	12/1/21	10,000,000	11,496,900
Kansas--1.1%
Wichita,
Hospital Facilities
Improvement Revenue (Christi
Health System)	5.50	11/15/26	7,000,000	7,180,320
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,070,243
Kentucky--.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	9,133,772
Louisiana--.2%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	4,020,720
Maryland--1.3%
Maryland Community Development
Administration, Department of
Housing and Community
Development	6.00	7/1/39	10,000,000 d,e	10,051,450
Maryland Economic Development
Corporation, Student Housing
Revenue (Frostburg State
University Project)	6.25	10/1/33	8,580,000	8,247,525
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	6.00	1/1/43	5,750,000	5,777,485
Massachusetts--3.1%
Massachusetts	6.00	2/1/10	20,000,000 a,d,e	21,358,700
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	8/1/24	14,000,000	15,119,440
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)	5.25	1/1/14	5,000,000 a	5,468,200
Massachusetts Housing Finance

Agency, Housing Revenue	5.30	6/1/49	6,250,000	5,949,938
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/13	10,000,000	10,695,700
Michigan--1.5%
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	7,500,000	7,641,075
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,105,000	3,905,292
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/48	19,500,000	17,388,150
Minnesota--.7%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	11,000,000	11,042,240
Shakopee Health Care Facilities,
Revenue (Saint Francis
Regional Medical Center)	5.25	9/1/34	3,000,000	2,852,250
Mississippi--.3%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	5,620,000	5,856,433
Missouri--.4%
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Airport Development Program)
(Insured; MBIA)	5.63	7/1/11	2,500,000 a	2,708,500
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Airport Development Program)
(Insured; MBIA)	5.63	7/1/11	5,000,000 a	5,417,000
Nebraska--2.2%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	37,300,000	41,098,259
Nevada--.8%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	2,592,870
Clark County,
IDR (Nevada Power Company
Project)	5.90	11/1/32	15,000,000	13,215,900
New Hampshire--.9%
New Hampshire Business Finance
Authority, PCR (Public Service

Company of New Hampshire
Project) (Insured; MBIA)	6.00	5/1/21	15,500,000	15,833,250
New Hampshire Housing Finance
Authority, Single Family
Residential Mortgage Bonds	6.85	1/1/25	1,125,000	1,142,156
New Jersey--9.0%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	9,487,796
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	11,120,000	10,853,676
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	8,000,000	7,710,560
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Company
Project) (Insured; MBIA)	6.40	5/1/32	39,140,000	39,479,735
New Jersey Transit Corporation,
Federal Transit Administration
Grants, COP (Master Lease
Agreement) (Insured; AMBAC)	5.75	9/15/10	15,000,000 a	16,122,000
New Jersey Transportation Trust
Fund Authority (Insured; FSA)	6.00	6/15/12	24,660,000 d,e	27,524,382
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000	9,017,125
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/20	12,645,000	14,605,481
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/27	15,000,000	15,588,150
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	3,000,000 a	3,484,680
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	12,065,000 a	14,146,454
New Mexico--.5%
New Mexico Finance Authority,
State Transportation Revenue
(Senior Lien) (Insured; MBIA)	5.25	6/15/20	8,000,000	8,643,680
New Mexico Mortgage Financing
Authority	6.80	1/1/26	945,000	980,126
New York--14.7%
Austin Trust

(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151th Series)	6.00	9/15/28	25,000,000 d,e	27,279,125
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/12	10,000,000	11,004,900
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/13	25,860,000	28,808,816
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000	19,685,667
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	8,250,000	8,334,810
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/19	5,000,000	5,336,000
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	10,000,000	9,916,900
New York City	5.75	3/1/13	5,505,000 a	6,172,977
New York City	5.75	3/1/18	7,800,000	8,494,122
New York City	5.25	8/15/24	18,500,000	19,283,660
New York City
(Insured; MBIA)	5.50	5/15/09	11,180,000 a	11,668,566
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center,
LLC Project)	6.50	3/1/35	10,000,000	10,119,500
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	10,360,000	9,947,361
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	14,000,000	13,699,280
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	5,100,000 a	5,457,561
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	11,910,000 a	12,745,010
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	5/1/10	29,100,000 a,d,e	31,203,494
New York State Dormitory
Authority, Consolidated Second

General Resolution Revenue
(City University System)	7.50	7/1/10	2,750,000	2,896,355
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA)	5.75	7/1/27	9,500,000	10,930,225
New York State Dormitory Authority,
Revenue (Orange Regional
Medical Center Obligated Group)	6.13	12/1/29	5,000,000	5,027,300
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000	6,557,265
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/09	10,000,000 a	10,210,700
North Carolina--1.3%
Charlotte	5.25	2/1/15	9,380,000	9,571,915
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.00	1/1/20	14,000,000	14,472,360
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	1,155,000	1,188,125
Ohio--1.3%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	25,435,000	23,838,191
Oklahoma--.4%
Claremore Industrial and
Redevelopment Authority, EDR
(Yuba Project)	8.38	7/1/11	7,500,000	7,499,400
Pennsylvania--1.1%
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	10,000,000	10,105,300
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	12,000,000	11,174,040
South Carolina--1.2%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	4,000,000 a	4,526,480
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	15,000,000	15,460,950
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue	6.70	7/1/27	1,345,000	1,386,157
South Carolina Housing Finance and

Development Authority,
Mortgage Revenue
(Collateralized; FHA)	6.75	7/1/26	760,000	760,623
Tennessee--2.1%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	10,525,000	10,019,379
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	2/1/25	10,000,000	9,616,400
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	2/1/27	21,060,000	19,956,667
Texas--8.7%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	5.75	12/1/29	5,000,000	2,784,050
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	6.75	10/1/38	5,790,000	5,101,337
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (Learjet
Inc. Project)	6.15	1/1/16	5,865,000	5,616,441
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
FGIC)	5.75	11/1/14	15,070,000	15,553,295
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
FGIC)	5.75	11/1/15	10,000,000	10,279,400
Harris County Hospital District,
Mortgage Revenue (Insured;
AMBAC)	7.40	2/15/10	1,845,000	1,944,888
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Airport Improvement Projects)	5.70	7/15/29	2,000,000	1,499,260
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/21	10,000,000	8,870,500

Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	5,800,000	5,109,162
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	5/15/21	18,075,000	19,424,480
Houston Area Water Corporation,
City of Houston Contract
Revenue (Northeast Water
Purification Plant Project)
(Insured; FGIC)	5.25	3/1/12	2,470,000 a	2,668,662
North Texas Tollway Authority,
System Revenue	5.75	1/1/40	15,000,000	15,456,000
San Antonio,
Water System Revenue (Insured;
FSA)	5.50	5/15/20	2,500,000	2,662,825
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; MBIA)	5.75	2/15/14	9,470,000	10,610,093
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/26	20,000,000	20,929,200
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	12,484,320
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.50	8/15/39	2,500,000	2,566,550
Tyler Health Facilities
Development Corporation, HR
Refunding and Improvement
Bonds (East Texas Medical
Center Regional Healthcare
System Project)	5.38	11/1/37	20,000,000	17,853,200
Utah--.6%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.25	7/1/22	11,000,000	11,381,040
Virginia--1.4%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,644,750
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/15	10,000,000 a	11,099,600
Upper Occoquan Sewage Authority,
Regional Sewerage System

Revenue (Insured; MBIA)	5.15	7/1/20	5,210,000	5,745,380
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,500,000	8,388,990
Washington--2.2%
Bellevue
(Insured; MBIA)	5.50	12/1/39	12,000,000	12,693,600
Seattle,
Municipal Light and Power
Revenue, Improvement (Insured;
FSA)	5.50	3/1/13	11,585,000	12,325,861
Seattle,
Municipal Light and Power
Revenue, Improvement (Insured;
FSA)	5.50	3/1/16	15,400,000	16,384,830
West Virginia--.9%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	10,000,000	9,722,300
West Virginia,
Infrastructure GO (Insured;
FGIC)	6.50	11/1/16	2,600,000 a	3,208,686
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000	2,770,931
West Virginia Water Development
Authority, Water Development
Revenue (Loan Program II)
(Insured; AMBAC)	5.00	11/1/29	1,400,000	1,412,950
Wisconsin--2.2%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	25,000,000	25,887,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,725,000	9,636,016
Wisconsin Health and Educational
Facilities Authority, Revenue
(FH Healthcare Development
Inc. Project)	6.25	11/15/09	5,000,000 a	5,335,950
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	1,000,000	965,480
U.S. Related--1.8%
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	20,050,000 a	21,676,857
Puerto Rico Infrastructure

Financing Authority, Special
Obligation	5.50	10/1/32	7,000,000	7,290,570
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,150,000	4,910,347
Total Long-Term Municipal Investments
(cost $1,835,896,904)				1,858,796,251
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.9%	Rate (%)	Date	Amount ($)	Value ($)

California--.1%
Orange County Special Financing
Authority, Teeter Plan Revenue
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	1.95	6/7/08	1,000,000 f	1,000,000
Florida--.1%
Pinellas County Health Facilities
Authority, Revenue, Refunding
(Pooled Hospital Loan Program)
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	4.00	6/1/08	1,600,000 f	1,600,000
Iowa--.1%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue, Refunding
(Loras College Project) (LOC;
ABN-AMRO)	1.45	6/1/08	2,000,000 f	2,000,000
Pennsylvania--1.1%
Harrisburg Authority,
School Revenue (The School
District of the City of
Harrisburg Project) (Insured;
AMBAC and Liquidity Facility;
Westdeutshe Landesbank)	1.90	6/7/08	21,415,000 f	21,415,000
Tennessee--.9%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; DEPFA Bank PLC)	3.00	6/1/08	1,050,000 f	1,050,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; DEPFA Bank PLC)	3.00	6/1/08	8,950,000 f	8,950,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	3.00	6/1/08	2,930,000 f	2,930,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue

(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	3.00	6/1/08	4,200,000 f	4,200,000
Vermont--.6%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Brattleboro Memorial
Hospital Project) (LOC; TD
Banknorth NA)	1.30	6/1/08	10,680,000 f	10,680,000
Total Short-Term Municipal Investments
(cost $53,825,000)				53,825,000
Total Investments (cost $1,889,721,904)			101.8%	1,912,621,251
Liabilities, Less Cash and Receivables			(1.8%)	(33,350,209)
Net Assets			100.0%	1,879,271,042

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Purchased on a delayed delivery basis.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $117,417,151 or 6.2% of net assets.
e	Collateral for floating rate borrowings.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,889,721,904. Net unrealized appreciation on investments was $22,899,347 of which $70,718,912 related to appreciated investment securities and $47,819,565 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation

HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier High Income Fund
May 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--93.4%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.5%
MOOG,
Sr.Sub. Notes	7.25	6/15/18	1,000,000 a	1,012,500
Auto Related--4.8%
Ford Motor Credit,
Sr. Unscd. Notes	7.38	10/28/09	3,350,000	3,263,788
General Motors Nova Finance,
Gtd. Bonds	6.85	10/15/08	500,000	497,500
GMAC,
Sr. Unsub. Notes	5.85	1/14/09	1,150,000	1,129,866
Goodyear Tire & Rubber,
Sr. Unscd. Notes	7.86	8/15/11	1,000,000	1,030,000
Goodyear Tire & Rubber,
Gtd. Notes	8.66	12/1/09	1,500,000 b	1,509,375
Lear,
Gtd. Notes, Ser. B	8.75	12/1/16	1,000,000	912,500
Tenneco,
Sr. Unscd. Notes	8.13	11/15/15	500,000 a	507,500
United Components,
Gtd. Notes	9.38	6/15/13	750,000	735,000
				9,585,529
Broadcasting & Media--1.6%
Allbritton Communications,
Sr. Sub. Notes	7.75	12/15/12	1,500,000	1,511,250
LIN Television,
Gtd. Notes	6.50	5/15/13	750,000	715,312
Salem Communications Holding,
Gtd. Notes	7.75	12/15/10	1,000,000	941,250
				3,167,812
Cable & Media--4.6%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	7.13	4/1/09	1,500,000 b	1,515,000
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	2,250,000 b	2,199,375
DirecTV Holdings/Financing,
Gtd. Notes	8.38	3/15/13	500,000	518,750
Echostar DBS,
Gtd. Notes	5.75	10/1/08	500,000	501,250
Echostar DBS,
Gtd. Notes	6.63	10/1/14	1,500,000	1,417,500
Echostar DBS,
Gtd. Notes	7.13	2/1/16	200,000	192,000
Mediacom Broadband,
Sr. Unscd. Notes	8.50	10/15/15	500,000	456,250
Mediacom,
Sr. Unscd. Notes	9.50	1/15/13	500,000	480,000
Videotron,
Sr. Notes	9.13	4/15/18	500,000 a	537,500
Virgin Media Finance,
Gtd. Notes	9.13	8/15/16	1,500,000	1,477,500
				9,295,125

Chemicals--1.3%
Nalco,
Sr. Sub. Notes	8.88	11/15/13	1,500,000	1,586,250
PolyOne,
Sr. Unscd. Notes	8.88	5/1/12	1,000,000	1,032,500
				2,618,750
Consumer Products--2.4%
Da-Lite Screen,
Sr. Notes	9.50	5/15/11	1,500,000	1,432,500
Jarden,
Gtd. Notes	7.50	5/1/17	500,000	448,750
Leslie's Poolmart,
Sr. Unscd. Notes	7.75	2/1/13	2,000,000	1,890,000
Visant Holding,
Sr. Notes	8.75	12/1/13	1,000,000	1,000,000
				4,771,250
Environmental & Facilities Services--1.5%
Casella Waste Systems,
Gtd. Notes	9.75	2/1/13	2,000,000	2,010,000
Waste Services,
Sr. Sub. Notes	9.50	4/15/14	1,000,000	1,007,500
				3,017,500
Food & Beverages--2.1%
Constellation Brands,
Gtd. Notes	7.25	5/15/17	1,000,000	992,500
Del Monte,
Gtd. Notes	8.63	12/15/12	500,000 b	515,000
Michael Foods,
Gtd. Notes	8.00	11/15/13	1,750,000	1,741,250
Pinnacle Foods Finance,
Gtd. Notes	9.25	4/1/15	1,000,000	925,000
				4,173,750
Food & Drugs--.8%
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	750,000	757,500
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	750,000	768,750
				1,526,250
Gaming--5.3%
Boyd Gaming,
Jr. Sub. Notes	7.75	12/15/12	1,250,000	1,168,750
Caesars Entertainment,
Gtd. Notes	7.88	3/15/10	350,000	333,375
Chukchansi Economic Development
Authority, Sr. Unscd. Notes	6.33	11/15/12	500,000 a,b	435,000
MGM Mirage,
Gtd. Notes	6.00	10/1/09	1,650,000	1,647,937
Mohegan Tribal Gaming,
Gtd. Notes	6.38	7/15/09	500,000	502,500
Mohegan Tribal Gaming,
Gtd. Notes	6.88	2/15/15	150,000	127,500
MTR Gaming Group,
Gtd. Notes, Ser. B	9.75	4/1/10	1,000,000	1,012,500
Penn National Gaming,
Sr. Sub. Notes	6.75	3/1/15	500,000	498,750
Penn National Gaming,
Gtd. Notes	6.88	12/1/11	500,000	492,500
Pinnacle Entertainment,

Gtd. Notes	8.25	3/15/12	1,500,000	1,518,750
Seneca Gaming,
Sr. Unscd. Notes	7.25	5/1/12	1,000,000	970,000
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	1,000,000	970,000
Shuffle Master,
Sr. Notes	1.25	4/15/24	1,000,000	891,250
				10,568,812
Health Care--11.5%
Advanced Medical Optics,
Sr. Sub. Notes	3.25	8/1/26	1,000,000	778,750
Advanced Medical Optics,
Gtd. Notes	7.50	5/1/17	1,000,000	940,000
Carriage Services,
Gtd. Notes	7.88	1/15/15	1,000,000	990,000
Community Health Systems,
Gtd. Notes	8.88	7/15/15	2,000,000	2,072,500
DaVita,
Gtd. Notes	7.25	3/15/15	1,500,000	1,473,750
HCA,
Sr. Unscd. Notes	6.75	7/15/13	500,000	455,000
HCA,
Sr. Scd. Notes	9.25	11/15/16	2,500,000	2,646,875
Health Management Associates,
Sr. Notes	6.13	4/15/16	1,000,000	925,000
LifePoint Hospitals,
Sr. Sub. Notes	3.25	8/15/25	750,000	655,312
LVB Acquisition Merger,
Gtd. Bonds	10.00	10/15/17	1,000,000 a	1,077,500
Par Pharmaceutical Cos.,
Sr. Sub. Notes	2.88	9/30/10	750,000	667,500
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	1,500,000	1,545,000
Reable Therapeutics Finance,
Sr. Unscd. Notes	10.88	11/15/14	1,250,000 a	1,253,125
Service Corp. International,
Sr. Unscd. Notes	6.75	4/1/16	500,000 b	478,750
Service Corp. International,
Sr. Unscd. Notes	7.63	10/1/18	1,000,000	1,025,000
Stewart Enterprises,
Gtd. Notes	6.25	2/15/13	600,000 b	571,500
United Surgical Partners,
Gtd. Notes	8.88	5/1/17	1,250,000	1,231,250
Universal Hospital Services,
Sr. Scd. Notes	8.29	6/1/15	2,000,000 b	1,905,000
Vanguard Health Holding II,
Gtd. Notes	9.00	10/1/14	1,000,000	1,032,500
Warner Chilcott,
Gtd. Notes	8.75	2/1/15	1,500,000 b	1,545,000
				23,269,312
Investment Companies--.6%
Nuveen Investments,
Sr. Notes	10.50	11/15/15	1,250,000 a	1,181,250
Manufacturing--2.2%
Chart Industries,
Sr. Sub. Notes	9.13	10/15/15	1,750,000 b	1,804,688
SPX,
Sr. Notes	7.63	12/15/14	1,000,000 a	1,041,250

Terex,
Sr. Sub. Notes	8.00	11/15/17	1,000,000	1,027,500
Trimas,
Gtd. Notes	9.88	6/15/12	500,000	467,500
				4,340,938
Media/Diversified & Services--4.5%
Hughes Network Systems,
Gtd. Notes	9.50	4/15/14	2,500,000	2,537,500
Intelsat Bermuda,
Gtd. Notes	9.25	6/15/16	1,000,000	1,015,000
Intelsat Bermuda,
Gtd. Notes	11.25	6/15/16	2,100,000	2,152,500
Lamar Media,
Sr. Unscd. Notes, Ser. C	6.63	8/15/15	500,000	473,750
Lamar Media,
Sr. Unscd. Notes	6.63	8/15/15	750,000	710,625
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	500,000	492,500
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	1,750,000	1,723,750
				9,105,625
Mining & Metals--1.5%
Arch Western Finance,
Sr. Scd. Notes	6.75	7/1/13	1,500,000 b	1,488,750
Massey Energy,
Gtd. Notes	6.63	11/15/10	1,000,000	1,002,500
Massey Energy,
Gtd. Notes	6.88	12/15/13	500,000	495,000
				2,986,250
Non Food & Drug--2.6%
Buhrmann US,
Gtd. Notes	8.25	7/1/14	2,000,000	1,907,500
Penske Auto Group,
Gtd. Bonds	7.75	12/15/16	500,000	467,500
Sally Holdings,
Gtd. Notes	9.25	11/15/14	750,000	750,000
Susser Holdings,
Gtd. Notes	10.63	12/15/13	1,412,000	1,461,420
Yankee Acquisition,
Gtd. Notes, Ser. B	8.50	2/15/15	750,000	615,938
				5,202,358
Oil & Gas--9.7%
Berry Petroleum,
Sr. Sub. Notes	8.25	11/1/16	1,050,000	1,081,500
Complete Production Services,
Gtd. Notes	8.00	12/15/16	1,250,000	1,271,875
Compton Petroleum Finance,
Gtd. Notes	7.63	12/1/13	1,500,000	1,475,625
Denbury Resources,
Gtd. Notes	7.50	4/1/13	1,000,000	1,015,000
Denbury Resources,
Gtd. Notes	7.50	12/15/15	1,000,000	1,017,500
Encore Acquisition,
Gtd. Notes	6.00	7/15/15	1,500,000	1,432,500
Encore Acquisition,
Gtd. Notes	6.25	4/15/14	750,000	727,500
Exco Resources,
Gtd. Notes	7.25	1/15/11	500,000	493,125

Key Energy Services,
Gtd. Notes	8.38	12/1/14	1,000,000 a	1,037,500
Mariner Energy,
Gtd. Notes	8.00	5/15/17	1,500,000	1,458,750
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	2,065,000	2,157,925
Petroplus Finance,
Gtd. Notes	7.00	5/1/17	2,250,000 a	2,041,875
Range Resources,
Gtd. Notes	7.25	5/1/18	1,500,000	1,530,000
Sandridge Energy,
Sr. Notes	8.00	6/1/18	1,000,000 a	1,017,500
W&T Offshore,
Gtd. Notes	8.25	6/15/14	2,000,000 a	1,940,000
				19,698,175
Packaging & Containers--2.2%
BWAY,
Gtd. Notes	10.00	10/15/10	1,000,000 b	1,012,500
Greif,
Gtd. Notes	6.75	2/1/17	1,000,000	1,000,000
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	500,000	508,750
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	1,050,000	1,092,000
Silgan Holdings,
Sr. Sub. Notes	6.75	11/15/13	750,000	723,750
				4,337,000
Paper & Forest Products--2.4%
Domtar,
Gtd. Notes	7.88	10/15/11	500,000	515,625
Graphic Packaging International,
Gtd. Notes	8.50	8/15/11	1,000,000	1,015,000
New Page,
Sr. Scd. Notes	10.00	5/1/12	750,000 a	802,500
Rock-Tenn,
Sr. Unscd. Notes	8.20	8/15/11	500,000	522,500
Rock-Tenn,
Gtd. Notes	9.25	3/15/16	1,000,000 a	1,060,000
Smurfit-Stone Container,
Sr. Unscd. Notes	8.00	3/15/17	1,000,000	867,500
				4,783,125
Printing & Publishing--.7%
Cenveo,
Sr. Sub. Notes	7.88	12/1/13	1,000,000	872,500
Local Insight Regatta Holdings,
Sr. Sub. Notes	11.00	12/1/17	750,000 a	506,250
				1,378,750
Restaurants--.8%
Seminole Hard Rock Entertainment,
Sr. Scd. Notes	5.30	3/15/14	2,000,000 a,b	1,700,000
Support Services--8.0%
Aramark,
Sr. Unscd. Notes	8.50	2/1/15	3,000,000	3,086,250
Corrections Corp. of America,
Gtd. Notes	7.50	5/1/11	1,500,000	1,518,750
Education Management,
Gtd. Notes	10.25	6/1/16	1,000,000	957,500
FTI Consulting,

Gtd. Notes	7.75	10/1/16	1,250,000	1,303,125
Hertz,
Gtd. Notes	8.88	1/1/14	2,250,000	2,250,000
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	1,250,000 a	931,250
Iron Mountain,
Gtd. Notes	7.75	1/15/15	1,000,000	1,025,000
Iron Mountain,
Gtd. Notes	8.63	4/1/13	500,000	510,000
L-1 Identity Solutions I,
Sr. Unscd. Notes	3.75	5/15/27	650,000	581,750
Mac-Gray,
Sr. Unscd. Notes	7.63	8/15/15	1,250,000	1,225,000
RSC Equipment Rental,
Gtd. Notes	9.50	12/1/14	1,000,000	880,000
Verifone Holdings,
Sr. Notes	1.63	6/15/12	750,000 a,b	580,312
West,
Gtd. Notes	9.50	10/15/14	1,250,000	1,175,000
				16,023,937
Technology--3.1%
Celestica,
Sr. Sub. Notes	7.63	7/1/13	500,000	495,000
Celestica,
Sr. Sub. Notes	7.88	7/1/11	500,000	504,375
Flextronics International,
Sr. Sub. Notes	6.50	5/15/13	500,000	495,000
Sungard Data Systems,
Gtd. Notes	9.13	8/15/13	1,500,000	1,552,500
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	1,250,000	1,306,250
Syniverse Technologies,
Gtd. Notes, Ser. B	7.75	8/15/13	2,000,000	1,930,000
				6,283,125
Telecommunications--8.0%
Centennial Communication,
Sr. Unscd. Notes	10.00	1/1/13	500,000	502,500
Centennial Communications,
Sr. Unscd. Notes	8.13	2/1/14	500,000 b	497,500
Centennial Communications,
Sr. Notes	8.45	1/1/13	1,000,000 b	957,500
Cincinnati Bell,
Gtd. Notes	8.38	1/15/14	1,500,000	1,500,000
Citizens Communications,
Sr. Unscd. Notes	6.25	1/15/13	500,000	472,500
Citizens Communications,
Sr. Unscd. Notes	6.63	3/15/15	1,200,000	1,125,000
Citizens Communications,
Sr. Unscd. Notes	7.88	1/15/27	500,000	452,500
Nordic Telephone Holdings,
Sr. Scd. Bonds	8.88	5/1/16	3,500,000 a	3,465,000
Paetec Holding,
Gtd. Notes	9.50	7/15/15	2,000,000	1,890,000
Qwest Capital Funding,
Gtd. Notes	7.25	2/15/11	2,300,000	2,259,750
Qwest,
Sr. Unscd. Notes	8.88	3/15/12	500,000 b	526,250
Windstream,

Gtd. Notes	7.00	3/15/19	2,000,000	1,905,000
Windstream,
Gtd. Notes	8.63	8/1/16	500,000	519,375
				16,072,875
Textiles & Apparel--.9%
Hanesbrands,
Gtd. Notes, Ser. B	8.20	12/15/14	750,000 b	701,250
Warnaco,
Sr. Unscd. Notes	8.88	6/15/13	1,000,000	1,042,500
				1,743,750
Transportation--1.9%
Bristow Group,
Gtd. Notes	6.13	6/15/13	500,000	485,000
Bristow Group,
Gtd. Notes	7.50	9/15/17	1,000,000	1,030,000
CHC Helicopter,
Gtd. Notes	7.38	5/1/14	1,000,000	1,017,500
Gulfmark Offshore,
Gtd. Notes	7.75	7/15/14	1,250,000 b	1,281,250
				3,813,750
Utilities--7.9%
AES,
Sr. Notes	8.00	6/1/20	250,000 a	246,875
Dynegy Holdings,
Sr. Unscd. Notes	6.88	4/1/11	1,000,000	987,500
Dynegy Holdings,
Sr. Unscd. Debs.	7.13	5/15/18	500,000	463,750
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	1,000,000	1,010,000
Edison Mission Energy,
Sr. Unscd. Notes	7.00	5/15/17	500,000	491,250
Edison Mission Energy,
Sr. Unscd. Notes	7.20	5/15/19	1,500,000	1,470,000
Edison Mission Energy,
Sr. Unscd. Notes	7.63	5/15/27	1,000,000	947,500
El Paso Natural Gas,
Sr. Unscd. Notes	7.25	6/1/18	1,000,000	1,008,750
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	750,000 a	785,625
Inergy,
Sr. Unscd. Notes	6.88	12/15/14	1,500,000	1,455,000
Ipalco Enterprises,
Sr. Scd. Notes	7.25	4/1/16	1,500,000 a	1,507,500
MarkWest Energy Partners,
Sr. Notes	8.75	4/15/18	1,750,000 a	1,841,875
NRG Energy,
Gtd. Notes	7.38	2/1/16	2,500,000	2,443,750
Texas Computer Electric Holdings,
Gtd. Notes	10.25	11/1/15	1,250,000 a	1,282,813
				15,942,188
Total Bonds and Notes
(cost $190,957,622)				187,599,686

Preferred Stocks--.0%			Shares	Value ($)

Broadcasting & Media
Spanish Broadcasting System,
Ser. B, Cum. $107.51
(cost $721)			1	419

Other Investment--5.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,609,000)	10,609,000 [c]	10,609,000

Total Investments (cost $201,567,343)	98.7%	198,209,105
Cash and Receivables (Net)	1.3%	2,706,550
Net Assets	100.0%	200,915,655

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $27,792,500 or 13.8% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $201,567,343.

Net unrealized depreciation on investments was $3,358,238 of which $1,946,690 related to appreciated investment securities and $5,304,928 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)